Shareholders' Equity	12 Months Ended
Dec. 31, 2016
Notes to Consolidated Financial Statements [Abstract]
Shareholders' Equity

12. Shareholders' Equity

Capital Stock

At December 31, 2016, the Company’s share capital consists of 306.221.840 bearer shares without par value (Stückaktien) and a nominal value of €1.00 each. The Company’s share capital has been fully paid in.

The General Partner has no equity interest in the Company and, therefore, does not participate in either the assets or the profits and losses of the Company. However, the General Partner is compensated for all outlays in connection with conducting the Company's business, including the remuneration of members of its Management Board and its supervisory board (see Note 2).

The general meeting of a partnership limited by shares may approve Authorized Capital (genehmigtes Kapital). The resolution creating Authorized Capital requires the affirmative vote of a majority of three quarters of the capital represented at the vote and may authorize the General Partner and its Management Board to issue new shares up to a stated amount for a period of up to five years. The nominal value of any proposed increase of the Authorized Capital may not exceed half of the issued capital stock at the time of the authorization.

In addition, the general meeting of a partnership limited by shares may create Conditional Capital (bedingtes Kapital) for the purpose of issuing (i) new shares to holders of convertible bonds or other securities which grant a right to shares, (ii) new shares as the consideration in a merger with another company, or (iii) new shares offered to management or employees. In each case, the authorizing resolution requires the affirmative vote of a majority of three quarters of the capital represented at the vote. The nominal value for any proposed increase of the Conditional Capital may not exceed half or, in the case of Conditional Capital created for the purpose of issuing shares to management and employees, 10% of the Company’s issued capital at the time of the resolution.

All resolutions increasing the capital of a partnership limited by shares also require the consent of the General Partner in order for the resolutions to go into effect.

Authorized Capital

By resolution of the Company’s Annual General Meeting (“AGM”) on May 19, 2015, the General Partner was authorized, with the approval of the Supervisory Board, to increase, on one or more occasions, the Company’s share capital until May 18, 2020 up to a total of €35,000 through issue of new bearer ordinary shares for cash contributions, “Authorized Capital 2015/I”. Additionally, the newly issued shares may be taken up by a credit and/or financial institution or a consortium of such credit and/or financial institutions retained by the General Partner with the obligation to offer them to the shareholders of the Company. The General Partner is entitled, subject to the approval of the supervisory board, to exclude the pre-emption rights of the shareholders. However, such an exclusion of pre-emption rights will be permissible only for fractional amounts. No Authorized Capital 2015/I has been issued at December 31, 2016.

In addition, by resolution of the AGM of shareholders on May 19, 2015, the General Partner was authorized, with the approval of the Supervisory Board, to increase, on one or more occasions, the share capital of the Company until May 18, 2020 up to a total of €25,000 through the issue of new bearer ordinary shares for cash contributions or contributions in kind, “Authorized Capital 2015/II”. The new shares can also be obtained by a credit and/or financial institution or a consortium of such credit and/or financial institutions retained by the General Partner with the obligation to offer the shares to the Company’s shareholders for subscription. The General Partner is entitled, subject to the approval of the Supervisory Board, to exclude the pre-emption rights of the shareholders. However, such exclusion of pre-emption rights will be permissible only if (i) in case of a capital increase against cash contributions, the nominal value of the issued shares does not exceed 10% of the nominal share value of the Company’s share capital and the issue price for the new shares is at the time of the determination by the General Partner not significantly lower than the stock price of the existing listed shares of the same class and with the same rights or, (ii) in case of a capital increase against contributions in kind, the purpose of such increase is to acquire an enterprise, parts of an enterprise or an interest in an enterprise. No Authorized Capital 2015/II has been issued at December 31, 2016.

Authorized Capital 2015/I and Authorized Capital 2015/II became effective upon registration with the commercial register of the local court in Hof an der Saale on June 10, 2015.

Conditional Capital

By resolution of the Company’s AGM on May 12, 2011, the Company’s share capital was conditionally increased with regards to the 2011 Stock Option Plan (“2011 SOP”) by up to €12,000 subject to the issue of up to twelve million no par value bearer ordinary shares with a calculated proportionate value of €1.00 each. The Conditional Capital increase can only be used for the purposes of servicing stock options under the 2011 SOP, with each stock option awarded exercisable for one ordinary share. The Company has the right to deliver ordinary shares that it owns or purchases in the market in lieu of increasing capital by issuing new shares. For further information, see Note 15.

By resolution of the Company’s AGM on May 9, 2006, as amended by the resolution of the Company’s AGM on May 15, 2007, resolving a three-for-one share split, the Company’s share capital was conditionally increased by up to €15,000 corresponding to 15 million ordinary shares with no par value and a calculated proportionate value of €1.00 each. This Conditional Capital increase can only be used for the purposes of servicing stock options under the Company’s Stock Option Plan 2006 with each stock option awarded exercisable for one ordinary share (see Note 15). The Company has the right to deliver ordinary shares that it owns or purchases in the market in lieu of increasing capital by issuing new shares.

Through the Company’s other employee participation programs, the Company has issued stock option/subscription rights (Bezugsrechte) to employees and the members of the Management Board of the General Partner and employees and members of management of affiliated companies that entitle these persons to receive shares. At December 31, 2016, 6.067.167 options remained outstanding with a remaining average term of 5 years under these programs. For the year ending December 31, 2016, 907.720 options had been exercised under these employee participation plans (see Note 15).

As the result of the Company’s three-for-one stock split for both then-outstanding preference and ordinary shares, which was approved by the shareholders at the AGM on May 15, 2007, on June 15, 2007 the Company’s Conditional Capital was increased by $6,557 (€4,454). Conditional Capital at December 31, 2016 was $19.703 (€18.692). For all programs, Conditional Capital of $16,146 (€15,318) was available, which included $11.960 (€11.346) for the 2011 SOP and $4.186 (€3.972) for the 2006 Plan (see Note 15).

Treasury Stock

By resolution of the Company’s AGM on May 12, 2011, the Company was authorized to conduct a share buy-back program. The buy-back program commenced on May 20, 2013 and was completed on August 14, 2013 after 7,548,951 shares had been repurchased in the amount of €384,966 ($505,014). On February 16, 2016, the Company retired 6,549,000 of the repurchased shares from the buy-back program at an average weighted price of €51 per share ($67 per share).

The following tabular disclosure provides the monthly detail of shares repurchased during the buy-back program, which ended on August 14, 2013, as well as the subsequent retirement of a portion of those repurchased shares on February 16, 2016:

Period	Average price paid per share		Total number of shares purchased and retired as part of publicly announced plans or programs	Total Value of Shares
	in €	in $(1)		in €(3)	in $(2), (3)
Purchase of Treasury Stock				(in thousands)
May 2013	52,96	68,48	1.078.255	57.107	73.842
June 2013	53,05	69,95	2.502.552	132.769	175.047
July 2013	49,42	64,63	2.972.770	146.916	192.124
August 2013	48,40	64,30	995.374	48.174	64.001
Repurchased Treasury Stock	51,00	66,90	7.548.951	384.966	505.014

Retirement of repurchased Treasury Stock
February 2016	51,00	66,90	6.549.000	333.973	438.119

Total	51,00	66,90	999.951	50.993	66.895

(1) The dollar value is calculated using the daily exchange rate for the share repurchases made during the month.
(2) The value of the shares repurchased in dollars is calculated using the total value of the shares purchased in euro converted using the daily exchange rate for the transactions. The value of the shares retired in dollars is calculated using the average weighted price of the shares repurchased in 2013.
(3) The amount of the shares repurchased is inclusive of fees (net of taxes) paid in the amount of approximately $106 (€81) for services rendered.

By resolution of the Company’s AGM on May 12, 2016, the General Partner is authorized to purchase treasury shares up to a maximum amount of 10 % of the registered share capital existing at the time of this resolution until May 11, 2021. The shares acquired, together with other treasury shares held by the Company or attributable to the Company pursuant to sections 71a et seqq. AktG, must at no time exceed 10 % of the registered share capital. The purchase will be made through the stock exchange, by way of a public tender offer, or a public invitation to shareholders to submit an offer for sale. This authorization is not applicable for the purpose of trading in treasury shares. The General Partner is authorized to use treasury shares purchased on the basis of this authorization or any other earlier authorization for any legally permissible purpose, in particular (i) to redeem shares without requiring any further resolution by the General Meeting, (ii) to sell treasury shares to third parties against contributions in kind, (iii) to award treasury shares, in lieu of the utilization of conditional capital of the Company, to employees of the Company and companies affiliated with the Company, including members of the management of affiliated companies, and use them to service options or obligations to purchase shares of the Company, and (iv) to use treasury shares to service bonds carrying warrant and/or conversion rights or conversion obligations issued by the Company or companies affiliated with the Company pursuant to section 17 AktG.

Dividends

Under German law, the amount of dividends available for distribution to shareholders is based upon the unconsolidated retained earnings of Fresenius Medical Care AG & Co. KGaA as reported in its balance sheet determined in accordance with the German Commercial Code (Handelsgesetzbuch). In addition, the payment of dividends by FMC-AG & Co. KGaA is subject to limitations under the Amended 2012 Credit Agreement (see Note 9).

Cash dividends of $277,176 for 2015 in the amount of €0.80 per share were paid on May 13, 2016.

Cash dividends of $263,244 for 2014 in the amount of €0.78 per share were paid on May 20, 2015.

Cash dividends of $317,903 for 2013 in the amount of €0.77 per share were paid on May 16, 2014.